BASIS OF PRESENTATION (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Ownership Of Subsidiary		10.00%
Subsidiary 1 [member]
Statement [Line Items]
Name Of Subsidiary	Cosechemos YA S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	90.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 2 [member]
Statement [Line Items]
Name Of Subsidiary	Flora Growth Corp. Sucursal Colombia
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 3 [member]
Statement [Line Items]
Name Of Subsidiary	Hemp Textiles & Co. LLC
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 4 [member]
Statement [Line Items]
Name Of Subsidiary	Hemp Textiles & Co. S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 5 [member]
Statement [Line Items]
Name Of Subsidiary	Flora Beauty LLC
Country Of Incorporation	United States
Ownership Of Subsidiary	87.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 6 [member]
Statement [Line Items]
Name Of Subsidiary	Flora Beauty LLC Sucursal Colombia
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 7 [member]
Statement [Line Items]
Name Of Subsidiary	Kasa Wholefoods Company S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	90.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 8 [member]
Statement [Line Items]
Name Of Subsidiary	Kasa Wholefoods Company LLC
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)
Subsidiary 9 [member]
Statement [Line Items]
Name Of Subsidiary	Grupo Farmaceutico Cronomed S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 10 [member]
Statement [Line Items]
Name Of Subsidiary	Labcofarm Laboratorios S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 11 [member]
Statement [Line Items]
Name Of Subsidiary	Breeze Laboratory S.A.S.
Country Of Incorporation	Colombia
Ownership Of Subsidiary	90.00%
Functional Currency Of Subsidiary	Colombia Peso (COP)
Subsidiary 12 [member]
Statement [Line Items]
Name Of Subsidiary	Vessel Brand Inc.
Country Of Incorporation	United States
Ownership Of Subsidiary	100.00%
Functional Currency Of Subsidiary	United States Dollar (USD)